Other liabilities and provisions (Tables)	12 Months Ended
Dec. 31, 2018
Other liabilities and provisions
Summary of other liabilities and provisions

	December 31,
	2018	2017
	(€ in thousands)
Customer deposits	--	373
Liabilities from VAT	24	12
Employee bonus	413	303
Accruals for vacation and overtime	210	222
Accruals for licenses	69	140
Liabilities from payroll	298	236
Accruals for commissions	47	50
Accruals for compensation of Supervisory board	180	180
Accrual for warranty	240	286
Others	387	322
Total	1,868	2,124

After the adoption of IFRS 15 customer deposits amounting to kEUR 177 were presented within contract liabilities.

	(€ in thousands)
	January 1, 2018	Usage	Addition	Reversal	December 31, 2018
Accrual for warranty	286	(273)	240	(13)	240